Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerators and Denominators of Basic and Diluted Earnings per Share Computations

The following table sets forth the reconciliation of numerators and denominators of basic and diluted earnings per share computations for the three and six months ended June 30, 2015 and 2014 (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,

	2015	2014	2015	2014
Numerator:
Net income	$10,864	$30,629	$35,394	$70,684

Denominator:
Total weighted average basic shares	33,000	33,000	33,000	33,000
Shares applicable to stock-based compensation	15	—	12	—

Total weighted average diluted shares	33,015	33,000	33,012	33,000

Net income—basic	$0.33	$0.93	$1.07	$2.14
Net income—diluted	$0.33	$0.93	$1.07	$2.14

The following table sets forth the reconciliation of numerators and denominators of basic and diluted earnings per share computations for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2013	2012
Numerator:
Net income	$111,671	$78,038	$58,872
Denominator:
Total weighted average basic shares	33,000	33,000	33,000
Shares applicable to stock-based compensation	8	—	—
Total weighted average diluted shares	33,008	33,000	33,000
Net income—basic and diluted	$3.38	$2.36	$1.78